CONSOLIDATED STATEMENTS OF EQUITY (Cloud Peak Energy Resources LLC and Subsidiaries) (USD $) In Thousands, unless otherwise specified	Total	CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES	CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES Accumulated Other Comprehensive Income (Loss)	CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES Managing Member's Equity
Balances at Dec. 31, 2010		$ 639,259	$ (14,658)	$ 653,917
Comprehensive income:
Net income	189,797	201,221		201,221
Postemployment benefit adjustment, net of tax	(3,956)	(3,956)	(3,956)
Tax impact of Secondary Offering	24,546	9,066		9,066
Distribution		(162)		(162)
Balances at Dec. 31, 2011		845,428	(18,614)	864,042
Comprehensive income:
Net income	173,720	155,609		155,609
Postemployment benefit adjustment, net of tax	(1,847)	(1,847)	(1,847)
Balances at Dec. 31, 2012		999,190	(20,461)	1,019,651
Comprehensive income:
Net income	51,971	58,898		58,898
Postemployment benefit adjustment, net of tax	10,182	10,182	10,182
Balances at Dec. 31, 2013		$ 1,068,270	$ (10,279)	$ 1,078,549